HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investment properties	$ 85,201	$ 82,915	$ 68,585
Equity accounted investments	18,887	19,435	19,943
Property, plant and equipment	10,405	11,085
Accounts receivable and other	2,844	3,483
Total assets	132,625	131,577
Accounts payable and other liabilities	6,627	5,741
Total liabilities	84,124	82,990
Held for sale
Disclosure of financial assets [line items]
Investment properties	2,107	1,673
Equity accounted investments	0	127
Property, plant and equipment	367	2
Accounts receivable and other	125	50
Total assets	2,599	1,852	$ 576
Accounts payable and other liabilities	169	57
Total liabilities	$ 169	$ 57